MFS(R) GLOBAL TOTAL RETURN FUND

                        Supplement to Current Prospectus


Effective August 1, 2005, MFS has contractually agreed to a reduce its management fee for MFS Global Total Return Fund from an annual rate of 0.84% on net assets up to $500 million and 0.75% on net assets in excess of $500 million to an annual rate of 0.84% on net assets up to $500 million, 0.75% on net assets on the next $500 million and 0.70% on net assets in excess of $1.0 billion. This contractual fee arrangement may be changed only with the consent of the Board of Trustees which oversees the Fund.


Effective August 1, 2005, the table entitled "Annual Fund Operating Expenses" under section II "Expense Summary" is hereby restated as follows:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

--------------------------------------------- ------------ ----------- ------------ ------------ ------------
                                              Class A      Class B     Class C      Class I      Class R
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
Management Fees                               0.84%        0.84%       0.84%        0.84%        0.84%
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
Distribution and Service (12b-1) Fees(1)      0.35%        1.00%       1.00%        N/A          0.50%
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
Other Expenses(3)                             0.36%        0.36%       0.36%        0.36%        0.36%
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
--------------------------------------------- ------------ ----------- ------------ ------------ ------------
Total Annual Fund Operating Expenses(2)(3)    1.55%        2.20%       2.20%        1.20%        1.70%
--------------------------------------------- ------------ ----------- ------------ ------------ ------------

--------------------------------------------- ------------ ------------ ------------ ------------ -----------
                                              Class R1     Class R2     Class R3     Class R4     Class R5
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
Management Fees                                0.84%        0.84%       0.84%        0.84%        0.84%
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
Distribution and Service (12b-1) Fees(1)      0.75 %       0.50%        0.50%        0.25%        N/A
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
Other Expenses(3)(4)                           0.81%        0.76%       0.61%         0.51%       0.46%
                                              ------        -----       -----         -----       -----
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
--------------------------------------------- ------------ ------------ ------------ ------------ -----------
Total Annual Fund Operating Expenses(2)(3)     2.40%        2.10%       1.95%         1.60%       1.30%
--------------------------------------------- ------------ ------------ ------------ ------------ -----------

(1) The fund's Rule 12b-1 plan permits it to pay distribution and service fees to support the sale and distribution of the fund's class A, class B, class C, class R, class R1, class R2, class R3 and class R4 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" under "Description of Share Classes" in the prospectus.
(2) MFS has voluntarily agreed to bear the fund's expenses (excluding taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with fund investing activities and before accounting for the expense reduction arrangement described below), such that "Total Annual Fund Operating Expenses" do not exceed the following rates:

------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Class A      Class B    Class C    Class I    Class R    Class R1   Class R2   Class R3   Class R4   Class R5
-------      -------    -------    -------    -------    --------   --------   --------   --------   --------
------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1.30%        1.95%      1.95%      0.95%      1.45%      2.15%      1.85%      1.70%      1.35%      1.05%
------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

MFS may terminate this voluntary expense reduction at any time.

(3) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements that reduce or recapture fund expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account "Total Annual Fund Operating Expenses" would be lower.
(4) "Other Expenses" include an annual retirement plan administration and services fee paid by the fund from assets attributable to the respective class to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services in an amount equaling up to: 0.45% for class R1 shares, 0.40% for class R2 shares, 0.25% for class R3 shares, 0.15% for class R4 shares and 0.10% for class R5 shares.

                The date of this Supplement is September 1, 2005.